United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F HR

Form 13F Cover Page

Report for the Quarter Ended: 09-30-10

Check here if Amendment [ ]; Amendment Number: ______
	This Amendment (check only one): 	[  ] is a restatement
						[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	 R & A Capital Management, LLC
Address: 360 Route 101, Suite 3A
	 Bedford, NH 03110

Form 13F File Number: 28-12423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Daniel Wyand
Title: Compliance Officer
Phone: 603-471-9909

Signature, Place and Date of Signing:

Daniel Wyand			Bedford, NH 			11-08-2010
____________________________	________________________          __________
	[Signature]		[City, State]		         [Date]

Report Type (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by otherreporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


List of Other Managers Reporting for this Manager:
No.	13F File Number	Name
1	28-11851	Aletheia Research and Management Inc
2	28-10562	AllianceBernstein L.P.
3	28-06126	Armstrong Shaw Associates
4	28-00158	Bank of America
5	28-06354	Victory Capital Management Inc.
6	28-06213	Eagle Global Advisors
7	28-01887	GAMCO Investors, Inc.
8	28-04145	Gannett Welsh & Kotler
9	28-02013	Harris Associates L.P.
10	28-04496	Kalmar Investments
11	28-05651	KCM Investment Advisors
12	28-06810	Keeley Asset Managment Corp
13	28-05358	Lateef Management Assoc
14	28-10469	Lazard Asset Management LLC
15	28-05723	Metropolitan West Capital Management LLC
16	28-05734	Sands Capital Management, LLC
17	28-10472	Silvercrest Asset Management Group LLC
18	28-10613	Snow Capital
19	28-11338	SSgA Funds Management
20	28-04303	Standish Mellon Asset Management
21	28-10220	Westfield Capital Management Company, LLC
22 	28-03432	Morgan Stanley- Smith Barney
23	28-12966	O'Shaughnessy Asset Management
24	28-12592	Bank of New York Mellon
25	28-03459	Smith Asset Management

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:25

Form13F Informaiton Table Entry Total:9

Form13F Information Table Value Total: 9,186 (thousands)



						FORM 13F INFORMATION TABLE

						 VALUE 		SHARES  SH/  	INVSTMT VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS		CUSIP	 (X$1000)		PRN	 DSCRETN 	NONE
-------------- --------------		------	   -------	------	--- 	------	   	-----
ISHARES TR 	RUSSELL 1000 VALUE	464287598    3467	63966	SH	DSCRETN		102437
POWERSHARES DB 	COMMODITY INDEX		73935S105    706	32746	SH	DSCRETN		41498
ISHARES TR	RUSSELL 1000 GROWTH	464287614    2238	48850	SH	DSCRETN		48850
ISHARES TR 	RUSSELL 2000 INDEX	464287655    1388	22724	SH	DSCRETN		20450
ISHARES TR	RUSSELL MIDCAP INDEX	464287499    1014	12608	SH	DSCRETN
ISHARES TR	EAFE INDEX		464287465    228	4912	SH	DSCRETN
ISHARES	TR	MSCI PACIBBIC EX-JAPAN	464286665    4		117	SH	DSCRETN
ISHARES TR	COHEN & STEERS REALTY	464287564    3		59	SH	DSCRETN
ISHARES TR	S & P MIDCAP		464287507    138	1950	SH	DSCRETN